Income Taxes (Details) - Schedule of unrecognized deferred tax assets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable securities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 137	$ 182
Loss carryforwards [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	834	798
Investment tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	268	268
Mineral properties [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	437	140
Provision for reclamation liabilities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 1,091	$ 1,083